Capital Management (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital, total loss absorbing capacity and leverage measures were as follows:

	As at
($ millions)	April 30 2026	January 31 2026	October 31 2025
Capital (1)
Common Equity Tier 1 capital	$62,972	$62,972	$62,752
Net Tier 1 capital	72,961	72,956	72,790
Total regulatory capital	80,724	80,797	80,908
Total loss absorbing capacity (TLAC) (2)	135,476	135,635	138,049
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)	$474,440	$474,253	$474,453
Leverage exposures (3)	1,689,877	1,642,918	1,622,415
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	13.3%	13.3%	13.2%
Tier 1 capital ratio	15.4%	15.4%	15.3%
Total capital ratio	17.0%	17.0%	17.1%
Total loss absorbing capacity ratio (2)	28.6%	28.6%	29.1%
Leverage ratio (3)	4.3%	4.4%	4.5%
Total loss absorbing capacity leverage ratio (2)	8.0%	8.3%	8.5%
(1)
The Q1 2026 and Q2 2026 regulatory capital ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2025). The prior period regulatory capital ratios were based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023).

(2)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(3)	The leverage ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).